Consolidated Balance Sheet - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 107,933,000	$ 39,886,000
Equity securities, at fair value	616,000
Investment securities available for sale, at fair value	98,322,000	95,283,000
Loans held for sale	597,000	463,000
Loans	992,109,000	923,213,000
Less allowance for loan and lease losses	7,428,000	7,190,000
Net loans	984,681,000	916,023,000
Premises and equipment, net	13,003,000	11,853,000
Goodwill	15,071,000	15,071,000
Core deposit intangibles	2,397,000	2,749,000
Bank-owned life insurance	16,080,000	15,652,000
Accrued interest receivable and other assets	9,698,000	9,356,000
TOTAL ASSETS	1,248,398,000	1,106,336,000
LIABILITIES
Noninterest-bearing demand	178,386,000	164,424,000
Interest-bearing demand	117,128,000	112,004,000
Money market	196,685,000	150,277,000
Savings	222,954,000	208,502,000
Time	300,914,000	242,987,000
Total deposits	1,016,067,000	878,194,000
Federal funds purchased and repurchase agreements	398,000	4,707,000
Federal Home Loan Bank advances	90,000,000	70,000,000
Total short-term borrowings	90,398,000	74,707,000
Other borrowings	8,803,000	29,065,000
Accrued interest payable and other liabilities	4,840,000	4,507,000
TOTAL LIABILITIES	1,120,108,000	986,473,000
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 3,630,497 and 3,603,881 shares issued; 3,244,332 and 3,217,716 shares outstanding	85,925,000	84,859,000
Retained earnings	56,037,000	47,431,000
Accumulated other comprehensive (loss) income	(154,000)	1,091,000
Treasury stock, at cost; 386,165 shares	(13,518,000)	(13,518,000)
TOTAL STOCKHOLDERS' EQUITY	128,290,000	119,863,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,248,398,000	$ 1,106,336,000